Income tax - Schedule of Deferred Tax Recognized in the Consolidated Statements of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 298,360	$ 309,807
(Deferred tax liabilities) attributable to other temporary differences	(1,811)	(53)
Net deferred tax assets / (liabilities)	296,549	309,754	$ 209,187
Taxable Losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	287,874	301,375
(Deferred tax liabilities) attributable to other temporary differences	0	0
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	10,760	11,941
(Deferred tax liabilities) attributable to other temporary differences	$ (2,085)	$ (3,562)